Derivative Financial Instruments - Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Disclosure Of Derivative Financial Instruments [line items]
Notional amount		€ 2,500	€ 3,000
Forward exchange contract [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 12,728			€ 19,036
Forward exchange contract [member] | U.S. dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	5,515			2,816
Forward exchange contract [member] | British pounds [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	4,304			3,443
Forward exchange contract [member] | Euro [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	2,416			12,056
Forward exchange contract [member] | Australian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	369			€ 721
Forward exchange contract [member] | Japanese yen [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 124